Related Party Transactions (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 07, 2011	Jun. 16, 2010
Related Party Transaction [Line Items]
spb_NoncurrentAssets	$ 4,143,768,000	$ 2,690,222,000
Restructuring Charges	34,012,000	19,591,000	28,644,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					36.00%
spb_SpbSharesContributedByHarbingerPartiesToHarbingerGroupInc				27,757
spb_MinimumOwnershipPercentage		90.00%
spb_HrgMember [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				54.40%
spb_HarbingerParties [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					64.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				12.70%
spb_SharesOfHrgStockReceivedByHarbingerParties				119,910
spb_HrgSharesOwnedByHarbingerParties				129,860
spb_HarbingerPartiesOwnershipOfHrg				93.30%
Maximum [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		40.00%
Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	9,984,000	9,835,000	7,841,000
Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	24,028,000	9,756,000	20,803,000
Global Expense Rationalization Initiatives [Member]
Related Party Transaction [Line Items]
Restructuring Charges	11,317,000
Global Cost Reduction Initiative [Member]
Related Party Transaction [Line Items]
Restructuring Charges	16,352,000	18,690,000	25,484,000
HHI Business [Member]
Related Party Transaction [Line Items]
Restructuring Charges	6,228,000
Other Restructuring [Member]
Related Party Transaction [Line Items]
Restructuring Charges	115,000	901,000	3,160,000
Employee Severance [Member] | Global Expense Rationalization Initiatives [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	1,954	0	0
Employee Severance [Member] | Global Expense Rationalization Initiatives [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	10,259,689	0	0
Employee Severance [Member] | Global Cost Reduction Initiative [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	228,000	2,941,000	1,679,000
Employee Severance [Member] | Global Cost Reduction Initiative [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	6,351,000	3,079,000	10,155,000
Employee Severance [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	146,000	0	0
Employee Severance [Member] | Other Restructuring [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	0	0	956,000
Other restructuring costs [Member] | Global Expense Rationalization Initiatives [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	0	0	0
Other restructuring costs [Member] | Global Expense Rationalization Initiatives [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	1,055,891	0	0
Other restructuring costs [Member] | Global Cost Reduction Initiative [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	3,330,000	6,894,000	5,889,000
Other restructuring costs [Member] | Global Cost Reduction Initiative [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	6,443,000	5,776,000	7,761,000
Other restructuring costs [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Restructuring Charges	6,278,000	0	273,000
Other restructuring costs [Member] | Other Restructuring [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Restructuring Charges	$ (81,000)	$ 901,000	$ 1,931,000